LVIP American Century Ultra® Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Automobiles–2.89%
†Tesla, Inc.	132,445	$34,651,585
		34,651,585
Beverages–0.66%
Constellation Brands, Inc. Class A	30,665	7,902,064
		7,902,064
Biotechnology–2.41%
†Alnylam Pharmaceuticals, Inc.	29,584	8,136,488
†Genmab AS	10,827	2,619,220
†Regeneron Pharmaceuticals, Inc.	17,336	18,224,297
		28,980,005
Broadline Retail–6.23%
†Amazon.com, Inc.	401,304	74,774,974
		74,774,974
Building Products–0.78%
Advanced Drainage Systems, Inc.	43,511	6,838,189
Johnson Controls International PLC	32,935	2,556,085
		9,394,274
Capital Markets–1.67%
MSCI, Inc.	21,779	12,695,633
Tradeweb Markets, Inc. Class A	59,833	7,399,547
		20,095,180
Chemicals–0.88%
Ecolab, Inc.	41,434	10,579,343
		10,579,343
Commercial Services & Supplies–0.64%
Cintas Corp.	12,668	2,608,088
†Copart, Inc.	96,969	5,081,175
		7,689,263
Consumer Staples Distribution & Retail–2.22%
Costco Wholesale Corp.	30,014	26,608,011
		26,608,011
Distributors–0.17%
Pool Corp.	5,360	2,019,648
		2,019,648
Electrical Equipment–0.59%
Acuity Brands, Inc.	25,594	7,048,332
		7,048,332
Electronic Equipment, Instruments & Components–0.73%
Cognex Corp.	31,245	1,265,422
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp.	15,900	$7,562,526
		8,827,948
Energy Equipment & Services–0.48%
Schlumberger NV	137,293	5,759,441
		5,759,441
Entertainment–2.17%
†Netflix, Inc.	36,778	26,085,532
		26,085,532
Financial Services–5.83%
†Block, Inc.	105,517	7,083,356
Mastercard, Inc. Class A	90,251	44,565,944
Visa, Inc. Class A	66,544	18,296,273
		69,945,573
Health Care Equipment & Supplies–2.92%
†Dexcom, Inc.	53,427	3,581,746
†Edwards Lifesciences Corp.	56,646	3,738,070
†IDEXX Laboratories, Inc.	8,065	4,074,599
†Insulet Corp.	15,598	3,630,434
†Intuitive Surgical, Inc.	40,806	20,046,764
		35,071,613
Health Care Providers & Services–1.26%
UnitedHealth Group, Inc.	25,936	15,164,260
		15,164,260
Hotels, Restaurants & Leisure–3.27%
†Chipotle Mexican Grill, Inc.	445,894	25,692,412
Wingstop, Inc.	32,539	13,538,827
		39,231,239
Interactive Media & Services–11.54%
Alphabet, Inc. Class A	148,606	24,646,305
Alphabet, Inc. Class C	419,764	70,180,343
Meta Platforms, Inc. Class A	76,266	43,657,709
		138,484,357
IT Services–1.09%
†Gartner, Inc.	11,059	5,604,259
†Okta, Inc.	100,045	7,437,345
		13,041,604
Life Sciences Tools & Services–0.31%
†Waters Corp.	10,246	3,687,433
		3,687,433
Machinery–1.75%
Donaldson Co., Inc.	38,697	2,851,969
Fortive Corp.	86,490	6,826,656
Nordson Corp.	15,936	4,185,272
Westinghouse Air Brake Technologies Corp.	34,046	6,188,541
LVIP American Century Ultra® Fund–1

LVIP American Century Ultra® Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Yaskawa Electric Corp.	27,600	$959,783
		21,012,221
Oil, Gas & Consumable Fuels–0.66%
EOG Resources, Inc.	64,276	7,901,449
		7,901,449
Pharmaceuticals–2.83%
Eli Lilly & Co.	38,315	33,944,791
		33,944,791
Semiconductors & Semiconductor Equipment–17.53%
†Advanced Micro Devices, Inc.	58,240	9,556,019
Analog Devices, Inc.	60,171	13,849,559
Applied Materials, Inc.	115,426	23,321,823
ASML Holding NV	14,733	12,259,788
†Lattice Semiconductor Corp.	88,346	4,688,522
NVIDIA Corp.	1,208,072	146,708,264
		210,383,975
Software–14.68%
†Datadog, Inc. Class A	77,218	8,884,703
†DocuSign, Inc.	135,218	8,395,686
†Dynatrace, Inc.	170,372	9,109,791
†Fair Isaac Corp.	11,129	21,629,434
Microsoft Corp.	192,446	82,809,514
Salesforce, Inc.	75,411	20,640,745
†Synopsys, Inc.	12,363	6,260,500
†Workday, Inc. Class A	24,947	6,097,296
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zscaler, Inc.	72,775	$12,440,158
		176,267,827
Technology Hardware, Storage & Peripherals–12.76%
Apple, Inc.	657,646	153,231,518
		153,231,518
Textiles, Apparel & Luxury Goods–0.80%
†Lululemon Athletica, Inc.	35,413	9,609,318
		9,609,318
Total Common Stock (Cost $645,005,394)		1,197,392,778
RIGHTS–0.00%
†=ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,126,051	2,126,051
Total Money Market Fund (Cost $2,126,051)		2,126,051

TOTAL INVESTMENTS–99.93% (Cost $647,135,821)	1,199,523,205
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	871,852
NET ASSETS APPLICABLE TO 42,457,013 SHARES OUTSTANDING–100.00%	$1,200,395,057

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	JPY	(443,481,570)	USD	3,123,486	12/20/24	$3,084	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
IT–Information Technology
JPY–Japanese Yen
USD–United States Dollar
LVIP American Century Ultra® Fund–2